RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Adjustment of Balance Sheeet [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Condensed Consolidated Balance Sheet
December 31, 2011

	As previously reported	Adjustment	Reference	As Restated

Assets	$1,294,358	$-		$1,294,358

Current liabilities:
Conversion option liability	-	-	(a)	0
Warrant liabilities	-	10,997,560	(a)	10,997,560
Other current liabilities	444,136	0		444,136
Total current liabilities	444,136	10,997,560		11,441,696

Long term debt:	0	0		-
Total liabilities	444,136	10,997,560		11,441,696

Stockholders' deficiency
Series A convertible preferred stock	150	-		150
Common stock	12,685	-		12,685
Additional paid in capital	4,666,929	(712,827)	(a)	3,954,102
Additional paid in capital - deferred compensation	(1,581,954)	-	(a)	(1,581,954)
Deficit accumulated during the development stage	(2,247,588)	(10,284,733)	(a)	(12,532,321)
Total stockholders’ deficiency	850,222	(10,997,560)		(10,147,338)
				-
Total liabilities and stockholders' deficiency	$1,294,358	$-		$1,294,358

(a) Reclassify cumulative effect of reclassifying warrants and conversion options with reset provisions as a liability and adjustment for accretion of stock based compensation.
Condensed Consolidated Balance Sheet
December 31, 2012

	As previously reported	Adjustment	Reference	As Restated

Assets	$1,205,795	$-		$1,205,795

Current liabilities:
Conversion option liability	-	109,802	(a)	109,802
Warrant liabilities	-	10,854,204	(a)	10,854,204
Other current liabilities	1,047,708	0		1,047,708
Total current liabilities	1,047,708	10,964,006		12,011,714

Long term debt:	236,500	0		236,500
Total liabilities	1,284,208	10,964,006		12,248,214

Stockholders' deficiency
Series A convertible preferred stock	170	-		170
Common stock	12,514	-		12,514
Additional paid in capital	10,251,657	(718,562)	(a)	9,533,095
Additional paid in capital - deferred compensation	(2,980,218)	-	(a)	(2,980,218)
Deficit accumulated during the development stage	(7,362,536)	(10,245,444)	(a)	(17,607,980)
Total stockholders’ deficiency	(78,413)	(10,964,006)		(11,042,419)
				-
Total liabilities and stockholders' deficiency	$1,205,795	$-		$1,205,795

(a) Reclassify cumulative effect of reclassifying warrants and conversion options with reset provisions as a liability and adjustment for accretion of stock based compensation.

Adjustment of Income Statement [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

	Year Ended Dec 31, 2011	Year Ended Dec 31, 2012	Inception to Date Dec 31, 2012

Net Loss (as originally presented)	$(1,834,900)	$(5,114,948)	$(7,362,536)

Change in operating expenses	-	(1,017,786)	(1,017,786)
Change in fair value of derivative liabilities	(10,284,733)	1,668,082	(8,616,651)
Increase in interest expense related to derivative liabilities	-	(611,007)	(611,007)
Net gain or loss (as restated)	$(12,119,633)	$(5,075,659)	$(17,607,980)

Net loss per share - basic and diluted (as restated)	$(0.09)	$(0.04)

Weighted average shares outstanding - basic and diluted	138,431,367	133,060,503